INVESTMENT PROPERTIES - Net straight-line rent receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Net straight-line rent receivable	$ 48.6	$ 35.7